Stock Options	11 Months Ended
Jun. 06, 2011
Stock Options

Note 6	Stock Options

On April 6, 2007, the Company granted 6,950,000 stock options to directors, officers, and consultants at a price of $0.25 per share expiring on April 6, 2012. No stock options were exercised during the Period. The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price $
Outstanding, December 31, 2006	440,000	0.59
Granted	6,950,000	0.25
Expired	(10,000)	3.69
Outstanding, December 31, 2007	7,380,000	0.27
Expired	(10,000)	3.69
Outstanding, December 31, 2008	7,370,000	0.26
Expired	(420,000)	0.46
Outstanding, December 31, 2009	6,950,000	0.25
Expired	0	0.00
Outstanding, December 31, 2010	6,950,000	0.25

Additional information regarding stock options outstanding as at December 31, 2009 is as follows:

	Outstanding and exercisable
Range of exercise prices $	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $
0.25	6,950,000	2.26	0.25

During the year ended December 31, 2007, the Company recorded stock-based compensation of $320,395, of which $242,025 was recorded as consulting fees and $78,370 recorded as general and administrative expenses. The fair value of the stock options granted during the year ended December 31, 2007 was estimated using the Black-Scholes option pricing model assuming no expected dividends and the following weighted average assumptions:

2007
Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%